Shareholder Fees - FidelityTacticalBondETF-PRO	Dec. 30, 2024 USD ($)
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none